Significant Risks and Uncertainties Including Business and Credit Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
Significant Risks and Uncertainties Including Business and Credit Concentrations	Significant Risks and Uncertainties Including Business and Credit Concentrations
Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and accounts receivable.
Cash accounts in a financial institution may, at times, exceed the Federal Deposit Insurance Corporation (“FDIC”) coverage of $250 per account ownership category. The Company has not experienced losses on these accounts, and management believes the Company is not exposed to significant risks on such accounts.
The Company’s accounts receivable has implicit collection risk. The Company grants credit without collateral to their patients, most of whom are local residents and are insured under third-party payor agreements. The Company believes this risk is partially mitigated by the Company’s establishment of long-term agreements and relationships with third-party payors that provide the Company with insight into historic collectability and improve the collections process.
Revenue Concentration Risk
The concentration of net revenue on a percentage basis for major payors for the three and six months ended June 30, 2022 and 2021 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Percentage of Net Revenue:
Payor A	14%	17%	15%	17%
Payor B	17%	14%	17%	14%
The concentration of gross receivables on a percentage basis for major payors at June 30, 2022 and December 31, 2021 are as follows:

	June 30, 2022	December 31, 2021
Percentage of Gross Receivables:
Payor B	19%	19%
Payor C	13%	14%
All of the Company’s revenue is generated from customers located in the United States.
Vendor Concentration Risk
The concentration of cost of sales on a percentage basis for major vendors for the three and six months ended June 30, 2022 and 2021 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Percentage of Cost of Sales:
Vendor A	55%	50%	54%	49%
Vendor B	43%	48%	44%	49%
The concentration of gross payables on a percentage basis for major payors at June 30, 2022 and December 31, 2021 are as follows:

	June 30, 2022	December 31, 2021
Percentage of Gross Payables:
Vendor B	45%	47%
Vendor A	33%	39%
COVID-19 Pandemic
In January 2020, the Secretary of the U.S. Department of Health and Human Services (“HHS”) declared a national public health emergency due to a novel strain of coronavirus (“COVID-19”). In March 2020, the World Health Organization declared the outbreak of COVID-19, a disease caused by this coronavirus, a pandemic. The resulting measures to contain the spread and impact of COVID-19 and other developments related to COVID-19 have affected the Company’s results of operations during 2022. Where applicable, the impact resulting from the COVID-19 pandemic during the three and six months ended June 30, 2022 has been considered, including updated assessments of the recoverability of assets and evaluation of potential credit losses. As a result of the COVID-19 pandemic, federal and state governments have passed legislation, promulgated regulations, and taken other administrative actions intended to assist healthcare providers in providing care to COVID-19 and other patients during the public health emergency. Sources of relief include the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020, the Paycheck Protection Program and Health Care Enhancement Act (the “PPPHCE Act”), which was enacted on April 24, 2020, and the Consolidated Appropriations Act, 2021 (the “CAA”), which was enacted on December 27, 2020. In total, the CARES Act, PPPHCE Act and the CAA authorize $178,000,000 in funding to be distributed to hospitals and other healthcare providers through the Public Health and Social Services Emergency Fund (the “PHSSEF”). In addition, the CARES Act provides for an expansion of the Medicare Accelerated and Advance Payment Program whereby inpatient acute care hospitals and other eligible providers were able to request accelerated payment of up to 100% of their Medicare payment amount for a six-month period to be repaid through withholding of future Medicare fee-for-service payments. Various other state and local programs also exist to provide relief, either independently or through distribution of monies received via the CARES Act. During the year ended December 31, 2021, the Company was a beneficiary of these stimulus measures. The Company’s accounting policies for the recognition of these stimulus monies is as follows.
The Company directly received $4,993 in Paycheck Protection Program (“PPP”) loans under the CARES Act and indirectly received an additional $332 in PPP loans through acquisitions (see Note 16). PPP loans may be eligible for forgiveness if the funds were used for eligible payroll costs, payments on business mortgage interest payments, rent, or utilities during either the 8- or 24-week period after disbursement. The Company elected to account for the loans as current debt until such loans were forgiven. Forgiveness for $5,142 of the PPP loans was received during the year ended December 31, 2021. As of June 30, 2022, the balance of all PPP loans has been forgiven. As such, the Company recognized the loan principal balance and accrued interest as a gain on debt extinguishment in the Condensed Consolidated Statement of Income (Operations).
The Company received $2,727 from CMS under the Accelerated and Advance Payment Program which is an advance on future Medicare payments and will be recouped from future payments due to the Company by Medicare after 120 days. Effective October 1, 2020, the program was amended such that providers are required to repay accelerated payments beginning one year after the payment was issued. After such one-year period, Medicare payments owed to providers will be recouped against Medicare payments according to the repayment terms. As of December 31, 2021, the Medicare accelerated payments are reflected within accrued expenses and other current liabilities in the condensed consolidated balance sheets. As of June 30, 2022, the Company repaid all advances received from CMS under the Accelerated and Advance Payment Program.The Company received funding from United States Department of HHS as part of the Provider Relief Funding under the CARES Act. Provider Relief Funding is paid in the form of a grant and does not require repayment if used to cover lost revenue, as defined, attributable to COVID-19 and healthcare-related expenses, as defined, including qualifying direct labor, paid or purchased to prevent, prepare for, and respond to COVID-19. Under International Accounting Standard No. 20, Accounting for Government Grants (“IAS 20”), grants are recognized when an entity has reasonable assurance that 1) it will comply with the relevant conditions and 2) the grant will be received. The Company recognized $0 in other income related to the HHS funding during the three and six months ended June 30, 2022, and recognized $1,023 in other income related to HHS funding during the three and six months ended June 30, 2021 by applying IAS 20 by analogy.	Significant Risks and Uncertainties Including Business and Credit Concentrations
Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and accounts receivable.
Cash accounts in a financial institution may, at times, exceed the Federal Deposit Insurance Corporation (“FDIC”) coverage of $250 per account ownership category. The Company has not experienced losses on these accounts, and management believes the Company is not exposed to significant risks on such accounts.
The Company’s accounts receivable has implicit collection risk. The Company grants credit without collateral to their patients, most of whom are local residents and are insured under third-party payor agreements. The Company believes this risk is partially mitigated by the Company’s establishment of long-term agreements and relationships with third-party payors that provide the Company with insight into historic collectability and improve the collections process.
Revenue Concentration Risk
The concentration of net revenue on a percentage basis for major payors at December 31, 2021 and 2020 are as follows:

	Year Ended December 31,
	2021	2020
Percentage of Net Revenue:
Payor A	17%	15%
Payor B	14%	15%
The concentration of gross receivables on a percentage basis for major payors at December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Percentage of Gross Receivables:
Payor B	19%	11%
Payor C	14%	21%
All of the Company’s revenue is generated from Customers located in the United States.
Vendor Concentration Risk
The concentration of cost of sales on a percentage basis for major vendors at December 31, 2021 and 2020 are as follows:

	Year Ended December 31,
	2021	2020
Percentage of Cost of Sales:
Vendor A	50%	55%
Vendor B	48%	45%
The concentration of gross payables on a percentage basis for major payors at December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Percentage of Gross Payables:
Vendor B	47%	48%
Vendor A	39%	42%
All others	14%	10%
COVID-19 Pandemic
In January 2020, the Secretary of the U.S. Department of Health and Human Services (“HHS”) declared a national public health emergency due to a novel strain of coronavirus (“COVID-19”). In March 2020, the World Health Organization declared the outbreak of COVID-19, a disease caused by this coronavirus, a pandemic. The resulting measures to contain the spread and impact of COVID-19 and other developments related to COVID-19 have affected the Company’s results of operations during 2021. Where applicable, the impact resulting from the COVID-19 pandemic during the year ended December 31, 2021 and 2020, has been considered, including updated assessments of the recoverability of assets and evaluation of potential credit losses. As a result of the COVID-19 pandemic, federal and state governments have passed legislation, promulgated regulations, and taken other administrative actions intended to assist healthcare providers in providing care to COVID-19 and other patients during the public health emergency. Sources of relief include the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020, the Paycheck Protection Program and Health Care Enhancement Act (the “PPPHCE Act”), which was enacted on April 24, 2020, and the Consolidated Appropriations Act, 2021 (the “CAA”), which was enacted on December 27, 2020. In total, the CARES Act, PPPHCE Act and the CAA authorize $178,000,000 in funding to be distributed to hospitals and other healthcare providers through the Public Health and Social Services Emergency Fund (the “PHSSEF”). In addition, the CARES Act provides for an expansion of the Medicare Accelerated and Advance Payment Program whereby inpatient acute care hospitals and other eligible providers were able to request accelerated payment of up to 100% of their Medicare payment amount for a six-month period to be repaid through withholding of future Medicare fee- for-service payments. Various other state and local programs also exist to provide relief, either independently or through distribution of monies received via the CARES Act. During the year ended December 31, 2021 and 2020, the Company was a beneficiary of these stimulus measures. The Company’s accounting policies for the recognition of these stimulus monies is as follows.
The Company received $4,993 in Paycheck Protection Program (“PPP”) loans under the CARES Act. PPP loans may be eligible for forgiveness if the funds were used for eligible payroll costs, payments on business mortgage interest payments, rent, or utilities during either the 8- or 24-week period after disbursement (see Note 11). The Company has elected to account for the loans as current debt until such loans are forgiven. Forgiveness was received during the year ended December 31, 2021, and as such, the Company recognized the loan principal balance and accrued interest as a gain on debt extinguishment in the consolidated statement of operations in 2021.
The Company received $2,727 from CMS under the Accelerated and Advance Payment Program which is an advance on future Medicare payments and will be recouped from future payments due to the Company by Medicare after 120 days. Effective October 1, 2020, the program was amended such that providers are required to repay accelerated payments beginning one year after the payment was issued. After such one-year period, Medicare payments owed to providers will be recouped against Medicare payments according to the repayment terms. As of December 31, 2021 and 2020, the Medicare accelerated payments are reflected within accrued expenses and other current liabilities in the consolidated balance sheets. The Company expects the $2,727 will be fully recouped during 2022.
The Company received funding from United States Department of HHS as part of the Provider Relief Funding under the CARES Act. Provider Relief Funding is paid in the form of a grant and does not require repayment if used to cover lost revenue, as defined, attributable to COVID-19 and healthcare-related expenses, as defined, including qualifying direct labor, paid or purchased to prevent, prepare for, and respond to COVID-19. Under International Accounting Standard No. 20, Accounting for Government Grants (“IAS 20”), grants are recognized when an entity has reasonable assurance that 1) it will comply with the relevant conditions and 2) the grant will be received. The Company recognized the $1,023 and $978 in other income related to the HHS funding in the years ended December 31, 2021 and 2020 by applying IAS 20 by analogy.